Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.S. Federal statutory graduated rate	34.00%	34.00%
State income tax rate, net of federal benefit	3.06%	3.06%
Net rate	37.06%	37.06%
Net operating loss used	0.00%	0.00%
Net operating loss for which no tax benefit is currently available	(37.06%)	(37.06%)
Income tax rate	0.00%	0.00%